Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases
Total cash outflow	$ 33,276	$ 27,468
Interest on lease liabilities	$ 6,984	$ 7,185